Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) [Line Items]
2025	¥ 2,828,117	$ 387,450
2026	2,145,606	293,947
2027	1,665,461	228,167
2028	1,447,553	198,314
2029	916,867	125,610
Thereafter	¥ 2,326,946	$ 318,790